Summary of Significant Accounting Policies - Additional Information (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Summary of Significant Accounting Policies [Line Items]
Incremental borrowing rate applied to lease liabilities								9.00%
Tax rate on taxable income	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%
Surcharge on taxable income					10.00%
Monthly minimum income for surcharge					R$ 20
Annual minimum income for surcharge					R$ 240
Social contribution tax on net income					9.00%
Social contribution tax on net income, temporary increase					20.00%
Loss carryforwards used to offset taxable profit					30.00%
PIS tax rate					1.65%
COFINS tax rate					7.60%
Rate applicable to companies under PPM PIS					0.65%
Rate applicable to companies under PPM COFINS					3.00%
Federal Income Tax [member]
Summary of Significant Accounting Policies [Line Items]
Tax rate on taxable income					15.00%
Top of range [member]
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues					5.00%
Bottom of range [member]
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues					2.00%
Financial Institutions and Insurance Companies [member]
Summary of Significant Accounting Policies [Line Items]
Social contribution tax on net income					15.00%
Rate applicable to companies under PPM PIS					1.00%
Rate applicable to companies under PPM COFINS					4.00%